Annual Fund Operating Expenses	Dec. 10, 2025
Transamerica Bond Active ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	0.57%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.39%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2029
Transamerica Large Value Active ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.17%	[3]
Expenses (as a percentage of Assets)	0.76%	[3]
Fee Waiver or Reimbursement	(0.27%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.49%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2029

[1]	Based on estimated amounts for the current fiscal year.
[2]	Contractual arrangements have been made with the Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through January 28, 2029 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.39%, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. These arrangements cannot be terminated prior to January 28, 2029 without the Board of Trustees’ consent.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Contractual arrangements have been made with the Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through January 28, 2029 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.49%, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. These arrangements cannot be terminated prior to January 28, 2029 without the Board of Trustees’ consent.